FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2016
FINANCIAL INCOME (EXPENSES), NET [Abstract]
Schedule of Financial Income (Expense), Net

	Year ended December 31,
	2016	2015	2014
Income:

Interest on cash equivalents	$15	$88	$24
Gain and interest on available-for-sale marketable securities, net	320	386	528
Foreign currency translation adjustments, net	648	-	-
Interest on bank deposits	-	82	77

Expenses:

Interest on short-term credit and bank commissions	(219)	-	(68)
Foreign currency translation adjustments, net	-	(389)	(1,249)

	$764	$167	$(688)